CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (Note 8)	$ 1,561.0	$ 1,612.2
Cost of sales excluding depletion, depreciation and amortization	(614.1)	(782.8)
Gross margin excluding depletion, depreciation and amortization	946.9	829.4
Depletion, depreciation and amortization	(395.0)	(471.7)
Temporary suspension, standby and other incremental COVID-19 costs	(40.5)	0.0
Reversal of impairment of mining properties, net (Note 13)	(191.0)	0.0
Mine operating earnings	702.4	357.7
Expenses
General and administrative	(85.9)	(79.4)
Exploration and evaluation	(15.1)	(10.3)
Share of loss of associates (Note 24)	(1.0)	(16.3)
Other operating (expenses) income, net (Note 10)	(14.6)	222.4
Profit (loss) from operating activities	585.8	474.1
Finance costs (Note 12)	(77.0)	(144.2)
Other costs, net (Note 11)	(18.7)	(19.6)
Earnings before taxes	490.1	310.3
Current income tax expense (Note 14)	(116.2)	(95.0)
Deferred income tax (expense) recovery (Note 14)	(170.3)	10.3
Income tax expense, net	(286.5)	(84.7)
Net earnings	203.6	225.6
Attributable to:
Yamana Gold Inc. equity holders	203.6	225.6
Net earnings	$ 203.6	$ 225.6
Earnings per share attributable to Yamana Gold Inc. equity holders (Note 15)
Basic and diluted	$ 0.21	$ 0.24
Weighted average number of shares outstanding (in thousands) (Note 15)
Weighted average number of common shares (in thousands) - basic (in shares)	951,818	950,266
Adjusted weighted average number of ordinary shares outstanding	953,846	951,924